PROPERTY AND EQUIPMENT - Movement in right-of-use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 158
Disposals	(35)
Depreciation charge for the year	(448)
Impairment	0
Transfers	0
Modifications and reassessments	141
Translation adjustment	146
Right-of-use assets	1,985
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,472
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(487)
Telecommunications equipment
Disclosure of quantitative information about right-of-use assets [line items]
Additions	142
Disposals	(27)
Depreciation charge for the year	(306)
Impairment	0
Transfers	18
Modifications and reassessments	94
Translation adjustment	116
Right-of-use assets	1,638
Telecommunications equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,980
Telecommunications equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(342)
Land, buildings and constructions
Disclosure of quantitative information about right-of-use assets [line items]
Additions	16
Disposals	(6)
Depreciation charge for the year	(140)
Impairment	0
Transfers	(18)
Modifications and reassessments	47
Translation adjustment	30
Right-of-use assets	344
Land, buildings and constructions | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	487
Land, buildings and constructions | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(143)
Office and other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0
Disposals	(2)
Depreciation charge for the year	(2)
Impairment	0
Transfers	0
Modifications and reassessments	0
Translation adjustment	0
Right-of-use assets	3
Office and other equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5
Office and other equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ (2)